JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Aerospace & Defense — 1.9%
AAR Corp. *	11,222	760,403
AeroVironment, Inc. *	8,864	1,596,850
Cadre Holdings, Inc.	7,192	277,252
Kratos Defense & Security Solutions, Inc. *	46,780	1,561,049
Mercury Systems, Inc. *	17,125	713,941
Moog, Inc., Class A	9,133	1,659,101
Rocket Lab USA, Inc. *	85,708	2,489,817
Triumph Group, Inc. *	24,065	450,978
V2X, Inc. *	3,873	201,899
		9,711,290
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	16,334	362,942
Hub Group, Inc., Class A	19,627	875,560
		1,238,502
Automobile Components — 2.0%
Adient plc *	28,611	498,690
Dana, Inc.	41,466	660,968
Dorman Products, Inc. *	8,315	1,091,593
Fox Factory Holding Corp. *	13,272	362,591
Garrett Motion, Inc. (Switzerland)	38,303	366,943
Gentherm, Inc. *	10,071	384,209
Goodyear Tire & Rubber Co. (The) *	90,323	801,165
LCI Industries	8,066	845,236
Mobileye Global, Inc., Class A (Israel) * (a)	26,884	444,258
Modine Manufacturing Co. *	15,774	1,600,272
Patrick Industries, Inc.	10,500	1,019,970
Phinia, Inc.	13,180	670,730
QuantumScape Corp. * (a)	113,738	588,025
Visteon Corp. *	8,860	744,772
XPEL, Inc. * (b)	6,860	287,640
		10,367,062
Automobiles — 0.1%
Winnebago Industries, Inc.	9,175	438,565
Banks — 10.4%
1st Source Corp.	5,827	365,469
Amalgamated Financial Corp.	5,222	182,457
Amerant Bancorp, Inc.	10,657	247,242
Ameris Bancorp	21,201	1,391,846
Associated Banc-Corp.	52,319	1,315,300
Atlantic Union Bankshares Corp.	28,279	1,068,098
Axos Financial, Inc. *	17,071	1,193,775
Banc of California, Inc.	45,526	729,327
BancFirst Corp.	6,587	784,380
Bancorp, Inc. (The) *	14,683	896,544
Bank of Hawaii Corp.	12,621	940,391
BankUnited, Inc.	23,503	966,208
Banner Corp.	10,899	770,232
Berkshire Hills Bancorp, Inc.	13,857	407,534
Brookline Bancorp, Inc.	28,251	345,510
Cathay General Bancorp	22,449	1,066,103
City Holding Co.	4,721	557,692
Columbia Financial, Inc. *	9,062	134,027
Community Financial System, Inc.	16,829	1,102,804
Community Trust Bancorp, Inc.	5,050	270,225
Customers Bancorp, Inc. *	9,476	539,942
CVB Financial Corp.	42,119	877,760

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Dime Community Bancshares, Inc.	13,618	425,290
Eastern Bankshares, Inc.	63,633	1,168,302
Enterprise Financial Services Corp.	11,909	712,635
FB Financial Corp.	11,435	603,882
First Bancorp	12,826	566,011
First BanCorp (Puerto Rico)	52,744	1,094,965
First Busey Corp.	17,906	434,758
First Commonwealth Financial Corp.	32,460	541,433
First Financial Bancorp	30,271	848,193
First Hawaiian, Inc.	40,446	1,117,119
First Interstate BancSystem, Inc., Class A	30,061	990,510
First Merchants Corp.	18,541	823,962
Flagstar Financial, Inc. (a)	97,154	1,149,332
Fulton Financial Corp.	57,882	1,177,320
German American Bancorp, Inc.	9,404	388,667
Hilltop Holdings, Inc.	14,683	443,133
Hope Bancorp, Inc.	37,110	432,703
Independent Bank Corp.	13,536	909,078
International Bancshares Corp.	17,033	1,122,304
Lakeland Financial Corp.	7,863	534,999
Live Oak Bancshares, Inc.	10,945	388,438
National Bank Holdings Corp., Class A	12,002	517,646
NBT Bancorp, Inc.	14,938	711,497
Nicolet Bankshares, Inc.	4,480	502,342
Northwest Bancshares, Inc.	38,827	512,905
OceanFirst Financial Corp.	18,630	334,595
OFG Bancorp (Puerto Rico)	14,943	638,216
Origin Bancorp, Inc.	9,291	352,315
Pacific Premier Bancorp, Inc.	30,580	792,022
Park National Corp.	4,545	771,332
Pathward Financial, Inc.	8,051	641,906
Preferred Bank	4,050	370,008
Premier Financial Corp.	11,347	315,787
Provident Financial Services, Inc.	39,734	737,860
Renasant Corp.	19,726	766,947
Republic Bancorp, Inc., Class A	2,974	194,648
S&T Bancorp, Inc.	12,180	480,379
Sandy Spring Bancorp, Inc.	14,146	478,559
Seacoast Banking Corp. of Florida	27,096	770,881
ServisFirst Bancshares, Inc.	17,236	1,562,788
Simmons First National Corp., Class A	39,591	899,508
Southside Bancshares, Inc.	9,513	298,994
Stellar Bancorp, Inc.	16,627	472,207
Stock Yards Bancorp, Inc.	8,583	632,653
Texas Capital Bancshares, Inc. *	14,876	1,174,460
Towne Bank	22,185	793,557
TriCo Bancshares	10,223	448,483
Triumph Financial, Inc. *	7,369	567,855
Trustmark Corp.	18,128	679,800
United Community Banks, Inc.	37,940	1,258,470
Veritex Holdings, Inc.	16,804	450,347
WaFd, Inc.	25,805	765,892
WesBanco, Inc.	20,790	728,482
Westamerica BanCorp	8,071	417,755
WSFS Financial Corp.	19,137	1,071,672
		54,138,668

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A *	3,013	755,269
MGP Ingredients, Inc.	4,723	170,642
Vita Coco Co., Inc. (The) *	12,308	460,811
		1,386,722
Biotechnology — 6.9%
ACADIA Pharmaceuticals, Inc. *	38,724	722,590
ADMA Biologics, Inc. *	73,609	1,188,785
Agios Pharmaceuticals, Inc. *	17,937	616,853
Akero Therapeutics, Inc. *	17,856	965,653
Apogee Therapeutics, Inc. *	6,821	282,117
Arcellx, Inc. *	12,518	852,851
Arcus Biosciences, Inc. *	16,447	212,166
Ardelyx, Inc. *	68,908	369,347
Arrowhead Pharmaceuticals, Inc. *	37,561	746,713
Aurinia Pharmaceuticals, Inc. (Canada) *	42,952	341,468
Avidity Biosciences, Inc. *	28,779	947,692
Beam Therapeutics, Inc. *	22,724	589,006
Bicara Therapeutics, Inc. * (a)	9,098	114,817
BioCryst Pharmaceuticals, Inc. *	65,173	514,867
Biohaven Ltd. *	28,386	1,085,765
Bridgebio Pharma, Inc. *	38,287	1,309,798
CareDx, Inc. *	15,818	368,559
Catalyst Pharmaceuticals, Inc. *	32,663	736,877
Celldex Therapeutics, Inc. *	18,703	458,036
CG oncology, Inc. *	10,095	303,557
Crinetics Pharmaceuticals, Inc. *	27,846	1,122,194
Day One Biopharmaceuticals, Inc. *	22,275	275,542
Denali Therapeutics, Inc. *	38,689	901,454
Disc Medicine, Inc. *	4,565	254,727
Dynavax Technologies Corp. *	41,772	545,125
Dyne Therapeutics, Inc. *	22,347	317,774
Geron Corp. *	159,409	457,504
Ideaya Biosciences, Inc. *	25,908	630,860
ImmunityBio, Inc. * (a)	42,570	146,867
Intellia Therapeutics, Inc. *	30,259	312,273
Iovance Biotherapeutics, Inc. *	71,949	420,902
Janux Therapeutics, Inc. *	6,879	299,099
Keros Therapeutics, Inc. *	8,600	98,040
Krystal Biotech, Inc. *	8,039	1,284,150
Kura Oncology, Inc. *	16,852	133,299
Kymera Therapeutics, Inc. *	13,786	545,788
MannKind Corp. *	85,875	497,216
Mirum Pharmaceuticals, Inc. *	10,722	524,091
Myriad Genetics, Inc. *	28,323	358,852
Nuvalent, Inc., Class A *	11,437	981,409
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	17,651	667,208
Prothena Corp. plc (Ireland) *	11,305	160,870
PTC Therapeutics, Inc. *	24,406	1,119,747
Recursion Pharmaceuticals, Inc., Class A * (a)	70,682	511,738
Relay Therapeutics, Inc. *	38,409	171,688
Rhythm Pharmaceuticals, Inc. *	16,094	956,466
Rocket Pharmaceuticals, Inc. *	27,092	290,968
Scholar Rock Holding Corp. *	21,203	856,177
Soleno Therapeutics, Inc. *	5,858	294,247
SpringWorks Therapeutics, Inc. * (a)	17,590	659,625
Spyre Therapeutics, Inc. *	12,284	282,409

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Syndax Pharmaceuticals, Inc. *	27,122	384,319
TG Therapeutics, Inc. *	45,383	1,438,641
Travere Therapeutics, Inc. *	24,804	507,490
Twist Bioscience Corp. *	17,248	903,278
Upstream Bio, Inc. * (a)	5,521	59,461
Vera Therapeutics, Inc. *	14,824	552,639
Veracyte, Inc. *	24,281	1,104,300
Vericel Corp. *	15,496	907,136
Vir Biotechnology, Inc. *	29,705	308,932
Viridian Therapeutics, Inc. *	19,847	384,635
Xencor, Inc. *	20,414	373,168
		35,729,825
Broadline Retail — 0.2%
Kohl's Corp. (a)	34,834	460,157
Nordstrom, Inc.	34,139	826,164
		1,286,321
Building Products — 1.7%
American Woodmark Corp. *	5,052	393,349
Apogee Enterprises, Inc.	7,005	357,395
AZZ, Inc.	9,244	793,043
CSW Industrials, Inc.	5,253	1,732,492
Gibraltar Industries, Inc. *	9,716	596,271
Griffon Corp.	12,018	910,604
Hayward Holdings, Inc. *	45,088	679,025
Janus International Group, Inc. *	36,181	299,940
JELD-WEN Holding, Inc. *	26,790	238,967
Masterbrand, Inc. *	40,420	700,074
Quanex Building Products Corp.	14,051	295,071
Resideo Technologies, Inc. *	46,303	1,042,744
Tecnoglass, Inc.	7,258	551,608
		8,590,583
Capital Markets — 2.5%
Acadian Asset Management, Inc.	9,149	227,993
Artisan Partners Asset Management, Inc., Class A	22,225	993,235
BGC Group, Inc., Class A	116,790	1,114,177
DigitalBridge Group, Inc.	49,597	544,079
Donnelley Financial Solutions, Inc. *	8,045	533,947
Moelis & Co., Class A	22,459	1,758,315
Piper Sandler Cos.	4,875	1,546,057
PJT Partners, Inc., Class A	7,277	1,200,487
StepStone Group, Inc., Class A	19,407	1,243,601
StoneX Group, Inc. *	8,746	957,862
Victory Capital Holdings, Inc., Class A	13,384	885,753
Virtu Financial, Inc., Class A	26,832	1,074,890
Virtus Investment Partners, Inc.	2,195	437,902
WisdomTree, Inc.	36,999	362,220
		12,880,518
Chemicals — 1.2%
Chemours Co. (The)	47,330	898,797
Hawkins, Inc.	6,276	670,967
Ingevity Corp. *	10,708	485,608
Innospec, Inc.	7,915	897,165
Mativ Holdings, Inc.	17,214	164,394
Minerals Technologies, Inc.	10,219	783,695
Orion SA (Germany)	17,877	249,384
Perimeter Solutions, Inc. *	40,981	512,262

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
PureCycle Technologies, Inc. * (a)	37,434	348,511
Quaker Chemical Corp.	4,432	625,710
Stepan Co.	6,951	440,624
Tronox Holdings plc	37,872	388,945
		6,466,062
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	20,122	1,073,710
ACV Auctions, Inc., Class A *	46,852	991,388
Brady Corp., Class A	14,011	1,043,679
BrightView Holdings, Inc. *	13,595	214,257
Brink's Co. (The)	14,152	1,320,806
Cimpress plc (Ireland) *	5,140	341,707
CoreCivic, Inc. *	35,257	721,358
Deluxe Corp.	13,013	301,772
Driven Brands Holdings, Inc. *	19,676	324,851
GEO Group, Inc. (The) *	41,720	1,314,597
Healthcare Services Group, Inc. *	23,500	260,615
HNI Corp.	15,053	750,392
MillerKnoll, Inc.	22,821	512,103
Montrose Environmental Group, Inc. *	10,473	218,048
OPENLANE, Inc. *	34,235	695,313
Pitney Bowes, Inc.	51,559	459,391
Steelcase, Inc., Class A	27,889	320,166
UniFirst Corp.	4,659	998,517
Vestis Corp.	41,559	580,995
VSE Corp.	5,826	596,291
		13,039,956
Communications Equipment — 0.9%
Calix, Inc. *	18,985	753,325
CommScope Holding Co., Inc. *	65,342	329,977
Digi International, Inc. *	11,503	359,469
Extreme Networks, Inc. *	41,329	653,411
Harmonic, Inc. *	34,707	391,495
Infinera Corp. *	66,169	438,039
NetScout Systems, Inc. *	21,797	519,640
Viasat, Inc. *	25,469	245,012
Viavi Solutions, Inc. *	70,916	853,829
		4,544,197
Construction & Engineering — 1.8%
Ameresco, Inc., Class A *	10,236	231,641
Argan, Inc.	4,041	552,809
Centuri Holdings, Inc. * (a)	4,547	101,307
Construction Partners, Inc., Class A *	13,815	1,110,726
Dycom Industries, Inc. *	9,343	1,767,322
Granite Construction, Inc.	14,008	1,234,665
IES Holdings, Inc. *	2,826	625,337
MYR Group, Inc. *	5,323	753,577
Primoris Services Corp.	17,013	1,306,088
Sterling Infrastructure, Inc. *	9,943	1,416,082
		9,099,554
Construction Materials — 0.4%
Knife River Corp. *	16,228	1,680,896
United States Lime & Minerals, Inc.	3,442	380,617
		2,061,513

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 1.1%
Bread Financial Holdings, Inc.	15,416	976,295
Encore Capital Group, Inc. *	7,479	370,210
Enova International, Inc. *	8,160	916,531
LendingClub Corp. *	35,181	474,592
Navient Corp.	25,807	352,782
Nelnet, Inc., Class A	4,383	482,875
PROG Holdings, Inc.	13,765	588,454
Upstart Holdings, Inc. *	24,121	1,561,714
		5,723,453
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	10,438	425,349
Chefs' Warehouse, Inc. (The) *	11,256	606,248
Grocery Outlet Holding Corp. *	30,800	498,652
Ingles Markets, Inc., Class A	4,626	306,334
PriceSmart, Inc.	8,129	739,495
Weis Markets, Inc.	5,224	352,933
		2,929,011
Containers & Packaging — 0.2%
O-I Glass, Inc. *	49,240	587,926
Pactiv Evergreen, Inc.	12,648	224,375
TriMas Corp.	12,990	315,657
		1,127,958
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc. *	11,907	1,275,597
Coursera, Inc. *	35,329	272,387
Frontdoor, Inc. *	24,801	1,485,084
Graham Holdings Co., Class B	1,092	1,014,271
KinderCare Learning Cos., Inc. * (a)	8,813	182,782
Laureate Education, Inc., Class A *	42,589	797,266
Mister Car Wash, Inc. *	30,289	242,918
OneSpaWorld Holdings Ltd. (Bahamas)	30,249	646,119
Strategic Education, Inc.	7,131	700,478
Stride, Inc. *	13,446	1,813,865
Udemy, Inc. *	29,509	220,727
		8,651,494
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	23,130	412,871
American Assets Trust, Inc.	15,176	368,473
Broadstone Net Lease, Inc.	55,046	866,424
Empire State Realty Trust, Inc., Class A	42,509	406,386
Global Net Lease, Inc.	63,373	455,652
		2,509,806
Diversified Telecommunication Services — 0.1%
Globalstar, Inc. *	244,325	373,817
Liberty Latin America Ltd., Class A (Puerto Rico) *	10,177	62,894
Liberty Latin America Ltd., Class C (Puerto Rico) *	36,642	224,616
		661,327
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc. *	54,990	502,608
MGE Energy, Inc.	11,521	1,035,162
Oklo, Inc. * (a)	23,149	963,230
		2,501,000
Electrical Equipment — 1.1%
Array Technologies, Inc. *	45,661	334,695

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Bloom Energy Corp., Class A * (a)	64,324	1,516,760
Enovix Corp. * (a)	46,584	561,803
Fluence Energy, Inc. * (a)	19,335	251,548
NuScale Power Corp. *	25,759	614,095
Plug Power, Inc. * (a)	259,104	481,933
Powell Industries, Inc.	3,056	732,768
Shoals Technologies Group, Inc., Class A *	54,228	259,210
Sunrun, Inc. *	70,680	639,654
Vicor Corp. *	7,331	374,907
		5,767,373
Electronic Equipment, Instruments & Components — 2.3%
Benchmark Electronics, Inc.	11,399	486,281
Crane NXT Co.	18,006	1,151,844
CTS Corp.	9,720	496,595
ePlus, Inc. *	8,529	681,467
Itron, Inc. *	14,507	1,557,472
Knowles Corp. *	28,724	543,745
Mirion Technologies, Inc. *	66,966	1,060,741
Napco Security Technologies, Inc.	11,162	409,645
OSI Systems, Inc. *	5,320	1,045,061
PAR Technology Corp. *	11,411	828,324
PC Connection, Inc.	3,808	282,630
Plexus Corp. *	8,704	1,233,444
Rogers Corp. *	5,453	507,402
ScanSource, Inc. *	7,798	326,346
TTM Technologies, Inc. *	32,406	796,864
Vishay Intertechnology, Inc.	36,467	617,386
		12,025,247
Energy Equipment & Services — 1.3%
Archrock, Inc.	50,643	1,422,562
Atlas Energy Solutions, Inc. (a)	21,388	491,068
Cactus, Inc., Class A	20,808	1,242,446
Core Laboratories, Inc.	14,806	251,258
Helix Energy Solutions Group, Inc. *	46,176	370,332
Kodiak Gas Services, Inc.	7,600	355,528
Liberty Energy, Inc.	51,222	937,875
Oceaneering International, Inc. *	31,890	792,466
RPC, Inc.	31,263	191,642
Tidewater, Inc. *	15,565	857,787
		6,912,964
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A *	115,112	357,996
Atlanta Braves Holdings, Inc., Class A *	3,293	140,578
Atlanta Braves Holdings, Inc., Class C *	14,778	572,647
Cinemark Holdings, Inc. *	35,166	1,006,803
IMAX Corp. *	14,074	331,443
Liberty Media Corp-Liberty Live, Class A *	6,409	461,256
Liberty Media Corp-Liberty Live, Class C *	14,815	1,090,236
Lions Gate Entertainment Corp., Class A * (a)	14,824	116,368
Lions Gate Entertainment Corp., Class B *	41,159	288,936
Madison Square Garden Entertainment Corp. *	12,817	465,770
Sphere Entertainment Co. *	8,539	397,917
		5,229,950
Financial Services — 1.8%
AvidXchange Holdings, Inc. *	56,602	599,981
Cannae Holdings, Inc.	18,374	363,070

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Compass Diversified Holdings	19,516	414,715
EVERTEC, Inc. (Puerto Rico)	19,244	624,853
Federal Agricultural Mortgage Corp., Class C	2,963	586,022
Flywire Corp. *	30,671	592,871
HA Sustainable Infrastructure Capital, Inc.	35,605	997,296
Marqeta, Inc., Class A *	128,479	494,644
Merchants Bancorp	6,337	265,710
NCR Atleos Corp. *	22,920	730,231
NMI Holdings, Inc., Class A *	24,093	930,472
Payoneer Global, Inc. *	78,753	834,782
Rocket Cos., Inc., Class A *	41,089	517,721
Sezzle, Inc. * (a)	901	210,843
Walker & Dunlop, Inc.	10,635	1,021,705
		9,184,916
Food Products — 0.7%
Cal-Maine Foods, Inc.	13,466	1,452,981
Fresh Del Monte Produce, Inc.	11,965	364,813
Mission Produce, Inc. *	13,759	163,595
Seaboard Corp.	80	195,067
Tootsie Roll Industries, Inc.	4,601	142,907
TreeHouse Foods, Inc. *	15,062	519,940
Utz Brands, Inc.	21,779	290,968
WK Kellogg Co. (a)	20,709	343,562
		3,473,833
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	6,939	848,293
Northwest Natural Holding Co.	12,115	483,631
		1,331,924
Ground Transportation — 0.8%
ArcBest Corp.	7,513	718,318
Heartland Express, Inc.	16,320	186,701
Hertz Global Holdings, Inc. * (a)	40,874	168,809
Marten Transport Ltd.	18,477	284,546
RXO, Inc. *	49,969	1,281,705
Schneider National, Inc., Class B	16,936	503,846
Universal Logistics Holdings, Inc.	2,171	96,002
Werner Enterprises, Inc.	20,174	728,281
		3,968,208
Health Care Equipment & Supplies — 3.1%
Alphatec Holdings, Inc. *	32,951	388,492
AtriCure, Inc. *	15,337	611,486
Avanos Medical, Inc. *	14,621	251,774
CONMED Corp.	9,815	704,521
Enovis Corp. *	16,727	785,834
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	7,808	250,246
ICU Medical, Inc. *	6,782	1,114,690
Inari Medical, Inc. *	16,155	1,287,069
Integer Holdings Corp. *	10,628	1,511,514
Integra LifeSciences Holdings Corp. *	21,635	564,674
iRhythm Technologies, Inc. *	9,848	1,071,955
LeMaitre Vascular, Inc.	6,350	615,506
LivaNova plc *	17,195	858,890
Novocure Ltd. *	30,869	756,908
Omnicell, Inc. *	14,514	652,985
PROCEPT BioRobotics Corp. *	14,639	1,061,327
QuidelOrtho Corp. *	16,101	699,749

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
RxSight, Inc. *	11,049	374,230
STAAR Surgical Co. *	12,063	291,804
Tandem Diabetes Care, Inc. *	20,732	768,328
TransMedics Group, Inc. * (a)	10,390	701,844
UFP Technologies, Inc. *	2,337	641,880
		15,965,706
Health Care Providers & Services — 3.0%
AdaptHealth Corp. *	23,727	256,726
Addus HomeCare Corp. *	5,607	701,772
agilon health, Inc. *	98,272	328,228
Alignment Healthcare, Inc. *	33,320	512,795
Amedisys, Inc. *	10,246	947,755
AMN Healthcare Services, Inc. *	12,052	331,671
Ardent Health Partners, Inc. *	7,426	111,390
Astrana Health, Inc. *	12,664	466,922
BrightSpring Health Services, Inc. *	17,046	402,286
Brookdale Senior Living, Inc. *	57,168	264,688
Clover Health Investments Corp. *	119,973	526,681
Concentra Group Holdings Parent, Inc.	7,233	168,601
GeneDx Holdings Corp. *	5,220	390,717
Guardant Health, Inc. *	37,311	1,752,871
Hims & Hers Health, Inc. *	50,035	1,865,305
LifeStance Health Group, Inc. *	28,034	223,431
National HealthCare Corp.	4,668	479,264
NeoGenomics, Inc. *	40,566	580,094
OPKO Health, Inc. * (a)	99,225	150,822
Owens & Minor, Inc. *	21,904	311,913
Patterson Cos., Inc.	25,739	796,622
Pediatrix Medical Group, Inc. *	26,791	374,538
Premier, Inc., Class A	30,278	686,099
Privia Health Group, Inc. *	34,142	780,145
Progyny, Inc. *	26,154	605,988
RadNet, Inc. *	20,872	1,366,490
US Physical Therapy, Inc.	4,769	423,058
		15,806,872
Health Care REITs — 1.3%
American Healthcare REIT, Inc.	48,746	1,379,024
CareTrust REIT, Inc.	59,014	1,563,871
LTC Properties, Inc.	13,878	477,403
Medical Properties Trust, Inc. (a)	191,000	895,790
National Health Investors, Inc.	13,815	940,940
Sabra Health Care REIT, Inc.	67,087	1,121,024
Sila Realty Trust, Inc.	17,405	432,688
		6,810,740
Health Care Technology — 0.5%
Certara, Inc. *	34,795	495,133
Evolent Health, Inc., Class A *	36,605	382,522
HealthStream, Inc.	7,900	257,935
Phreesia, Inc. *	17,378	494,578
Schrodinger, Inc. *	17,516	439,214
Teladoc Health, Inc. *	54,022	548,863
		2,618,245
Hotel & Resort REITs — 0.7%
DiamondRock Hospitality Co.	65,370	573,949
Park Hotels & Resorts, Inc.	66,823	901,442
Pebblebrook Hotel Trust	37,769	495,907

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — continued
RLJ Lodging Trust	48,303	470,954
Sunstone Hotel Investors, Inc.	65,178	738,467
Xenia Hotels & Resorts, Inc.	32,548	486,918
		3,667,637
Hotels, Restaurants & Leisure — 2.9%
BJ's Restaurants, Inc. *	6,094	220,542
Bloomin' Brands, Inc.	25,424	319,325
Brinker International, Inc. *	14,051	2,556,860
Cheesecake Factory, Inc. (The) (a)	15,184	852,582
Cracker Barrel Old Country Store, Inc.	7,046	457,849
Dave & Buster's Entertainment, Inc. * (a)	10,277	272,957
Dutch Bros, Inc., Class A *	35,130	2,196,328
Everi Holdings, Inc. *	26,222	357,668
First Watch Restaurant Group, Inc. *	10,063	211,122
Global Business Travel Group I *	38,464	339,252
Golden Entertainment, Inc.	7,197	235,630
Jack in the Box, Inc.	6,088	238,589
Krispy Kreme, Inc.	25,238	228,909
Marriott Vacations Worldwide Corp.	9,773	848,003
Monarch Casino & Resort, Inc.	4,230	360,988
Papa John's International, Inc.	10,434	412,873
Portillo's, Inc., Class A *	17,856	248,377
Red Rock Resorts, Inc., Class A	16,111	790,244
Sabre Corp. *	118,942	398,456
Shake Shack, Inc., Class A *	11,991	1,416,497
Six Flags Entertainment Corp.	29,466	1,299,156
Sweetgreen, Inc., Class A *	26,839	883,540
		15,145,747
Household Durables — 1.5%
Cavco Industries, Inc. *	2,548	1,296,015
Century Communities, Inc.	9,169	700,328
Green Brick Partners, Inc. *	10,067	608,752
Helen of Troy Ltd. *	7,568	467,551
La-Z-Boy, Inc.	13,658	644,658
Leggett & Platt, Inc.	42,129	444,882
LGI Homes, Inc. *	6,748	602,461
M/I Homes, Inc. *	8,889	1,118,236
Sonos, Inc. *	37,033	510,685
Tri Pointe Homes, Inc. *	29,435	1,084,974
Worthington Enterprises, Inc.	10,251	429,517
		7,908,059
Household Products — 0.6%
Central Garden & Pet Co. *	2,897	105,711
Central Garden & Pet Co., Class A *	16,606	517,941
Energizer Holdings, Inc.	20,814	707,468
Spectrum Brands Holdings, Inc.	8,580	725,525
WD-40 Co.	4,298	1,009,815
		3,066,460
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc.	8,907	638,454
LXP Industrial Trust	93,030	774,009
		1,412,463
Insurance — 2.0%
AMERISAFE, Inc.	6,113	305,772
Baldwin Insurance Group, Inc. (The), Class A *	20,988	859,459

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
CNO Financial Group, Inc.	34,073	1,360,876
Employers Holdings, Inc.	8,080	397,213
F&G Annuities & Life, Inc.	5,485	251,816
Genworth Financial, Inc., Class A *	139,575	1,009,127
Goosehead Insurance, Inc., Class A	7,443	797,666
Horace Mann Educators Corp.	13,022	503,040
Lemonade, Inc. * (a)	16,671	554,144
Mercury General Corp.	8,503	423,789
Oscar Health, Inc., Class A *	53,438	887,071
Palomar Holdings, Inc. *	8,225	887,231
Safety Insurance Group, Inc.	4,676	369,451
SiriusPoint Ltd. (Sweden) *	31,356	456,543
Skyward Specialty Insurance Group, Inc. *	9,521	421,590
Stewart Information Services Corp.	8,688	566,371
Trupanion, Inc. *	10,637	504,619
		10,555,778
Interactive Media & Services — 0.8%
Bumble, Inc., Class A *	28,440	230,648
Cargurus, Inc. *	27,313	1,070,670
Cars.com, Inc. *	19,830	355,354
Grindr, Inc. (Singapore) *	7,510	133,978
Shutterstock, Inc.	7,874	232,441
TripAdvisor, Inc. *	34,631	608,120
Yelp, Inc. *	21,482	857,991
Ziff Davis, Inc. *	14,675	790,836
		4,280,038
IT Services — 0.4%
Applied Digital Corp. * (a)	60,564	431,216
DigitalOcean Holdings, Inc. *	17,288	717,106
Fastly, Inc., Class A *	40,119	420,046
Grid Dynamics Holdings, Inc. *	18,560	419,270
		1,987,638
Leisure Products — 0.3%
Malibu Boats, Inc., Class A *	6,339	242,721
Peloton Interactive, Inc., Class A *	110,132	853,523
Topgolf Callaway Brands Corp. *	46,056	362,000
		1,458,244
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A *	33,620	504,300
Azenta, Inc. *	12,714	687,192
Fortrea Holdings, Inc. *	26,105	438,825
Maravai LifeSciences Holdings, Inc., Class A *	35,103	173,058
OmniAb, Inc. ‡ *	2,112	—
		1,803,375
Machinery — 2.6%
Alamo Group, Inc.	3,199	593,606
Albany International Corp., Class A	9,916	800,717
Atmus Filtration Technologies, Inc.	5,078	212,362
Energy Recovery, Inc. *	18,170	260,558
Enerpac Tool Group Corp.	17,309	782,194
Enpro, Inc.	6,657	1,236,205
ESCO Technologies, Inc.	8,088	1,073,601
Gorman-Rupp Co. (The)	6,587	252,809
Greenbrier Cos., Inc. (The)	9,847	652,462
Helios Technologies, Inc.	10,464	466,799

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Hillenbrand, Inc.	22,251	756,312
Hillman Solutions Corp. *	58,289	582,890
Kadant, Inc.	3,738	1,393,900
Kennametal, Inc.	23,981	574,345
Lindsay Corp.	3,515	471,678
Mueller Water Products, Inc., Class A	49,898	1,147,654
Standex International Corp.	3,752	685,490
Symbotic, Inc. * (a)	7,916	232,335
Tennant Co.	6,052	517,567
Trinity Industries, Inc.	25,921	980,591
		13,674,075
Marine Transportation — 0.3%
Matson, Inc.	10,827	1,535,810
Media — 0.8%
Cable One, Inc.	1,456	442,639
EchoStar Corp., Class A *	38,531	1,065,767
Ibotta, Inc., Class A * (a)	2,102	152,395
Integral Ad Science Holding Corp. *	22,796	239,586
John Wiley & Sons, Inc., Class A	13,950	570,974
Magnite, Inc. *	39,969	687,467
TechTarget, Inc. *	8,379	142,694
TEGNA, Inc.	53,432	973,531
		4,275,053
Metals & Mining — 0.8%
Alpha Metallurgical Resources, Inc. *	3,497	640,545
Century Aluminum Co. *	16,426	300,267
Coeur Mining, Inc. *	126,695	836,187
Ivanhoe Electric, Inc. *	25,305	149,806
Kaiser Aluminum Corp.	5,070	354,900
Materion Corp.	6,588	665,388
Warrior Met Coal, Inc.	16,523	871,919
Worthington Steel, Inc.	10,357	300,871
		4,119,883
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc.	41,783	370,197
Arbor Realty Trust, Inc. (a)	54,992	736,343
ARMOUR Residential REIT, Inc. (a)	17,694	333,001
Brightspire Capital, Inc.	41,491	233,594
Chimera Investment Corp.	25,184	374,990
Claros Mortgage Trust, Inc.	33,075	109,148
Franklin BSP Realty Trust, Inc.	26,144	332,813
Ladder Capital Corp.	37,918	425,061
MFA Financial, Inc.	32,304	339,192
PennyMac Mortgage Investment Trust	27,594	375,278
Ready Capital Corp. (a)	51,527	342,655
Redwood Trust, Inc.	42,052	275,441
Two Harbors Investment Corp.	32,735	417,371
		4,665,084
Office REITs — 1.2%
Brandywine Realty Trust	53,502	293,726
COPT Defense Properties	35,888	1,056,543
Douglas Emmett, Inc.	51,358	942,933
Easterly Government Properties, Inc.	30,671	348,423
Highwoods Properties, Inc.	33,666	1,002,910
JBG SMITH Properties	26,748	414,861

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office REITs — continued
Paramount Group, Inc.	58,621	286,657
Piedmont Office Realty Trust, Inc., Class A	39,288	343,377
SL Green Realty Corp.	22,898	1,543,096
		6,232,526
Oil, Gas & Consumable Fuels — 2.3%
BKV Corp. (Thailand) *	5,709	139,870
Calumet, Inc. *	21,767	385,494
CNX Resources Corp. *	48,766	1,335,213
Core Natural Resources, Inc.	16,156	1,459,533
Crescent Energy Co., Class A	54,660	823,180
CVR Energy, Inc.	10,811	204,868
Delek US Holdings, Inc.	19,977	356,789
Dorian LPG Ltd.	12,025	289,081
Green Plains, Inc. *	18,808	167,955
Gulfport Energy Corp. *	4,074	727,250
International Seaways, Inc.	11,195	436,045
Kinetik Holdings, Inc.	5,816	374,725
Kosmos Energy Ltd. (Ghana) *	149,309	474,803
New Fortress Energy, Inc. (a)	41,642	624,630
NextDecade Corp. *	26,532	224,991
Northern Oil & Gas, Inc.	29,966	1,077,278
Par Pacific Holdings, Inc. *	18,777	313,951
Sitio Royalties Corp.	25,914	521,908
Talos Energy, Inc. *	39,099	387,862
Uranium Energy Corp. *	119,581	844,242
Vital Energy, Inc. *	7,872	251,117
World Kinect Corp.	19,180	542,219
		11,963,004
Paper & Forest Products — 0.2%
Sylvamo Corp.	11,196	896,800
Passenger Airlines — 0.8%
Allegiant Travel Co.	5,028	515,018
Frontier Group Holdings, Inc. *	27,663	233,199
JetBlue Airways Corp. *	102,486	674,358
Joby Aviation, Inc. * (a)	153,755	1,270,016
SkyWest, Inc. *	12,591	1,522,504
		4,215,095
Personal Care Products — 0.1%
Edgewell Personal Care Co.	15,789	525,774
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. *	40,505	334,571
Amphastar Pharmaceuticals, Inc. *	12,212	425,832
ANI Pharmaceuticals, Inc. *	5,750	337,180
Arvinas, Inc. *	15,821	278,608
Avadel Pharmaceuticals plc, ADR * (a)	29,234	230,949
Cassava Sciences, Inc. * (a)	14,362	34,181
Corcept Therapeutics, Inc. *	31,437	2,103,764
Edgewise Therapeutics, Inc. *	18,787	526,412
Harmony Biosciences Holdings, Inc. *	10,298	399,253
Harrow, Inc. *	8,541	262,379
Innoviva, Inc. *	17,539	326,927
Ligand Pharmaceuticals, Inc. *	5,725	667,249
Neumora Therapeutics, Inc. * (a)	22,860	44,120
Pliant Therapeutics, Inc. *	14,281	153,521
Supernus Pharmaceuticals, Inc. *	16,806	644,846

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Tilray Brands, Inc. (Canada) * (a)	268,792	282,232
WaVe Life Sciences Ltd. *	32,382	374,660
		7,426,684
Professional Services — 2.1%
CBIZ, Inc. *	15,052	1,291,612
Concentrix Corp.	13,924	727,947
CSG Systems International, Inc.	9,178	539,575
First Advantage Corp. *	18,708	353,207
Huron Consulting Group, Inc. *	5,711	724,041
ICF International, Inc.	5,987	698,743
Kforce, Inc.	6,021	335,550
Korn Ferry	15,878	1,123,051
Legalzoom.com, Inc. *	35,875	322,516
NV5 Global, Inc. *	18,289	344,565
Paycor HCM, Inc. *	25,848	572,016
UL Solutions, Inc., Class A	19,743	1,064,345
Upwork, Inc. *	38,761	610,873
Verra Mobility Corp. *	52,769	1,392,574
WNS Holdings Ltd. (India) *	12,627	773,404
		10,874,019
Real Estate Management & Development — 0.8%
Compass, Inc., Class A *	117,652	852,977
Cushman & Wakefield plc *	66,587	918,235
eXp World Holdings, Inc. (a)	25,624	291,601
Forestar Group, Inc. *	5,912	141,060
Kennedy-Wilson Holdings, Inc.	34,776	314,723
Marcus & Millichap, Inc.	7,743	295,473
Newmark Group, Inc., Class A	44,700	631,611
Opendoor Technologies, Inc. *	184,321	254,363
St. Joe Co. (The)	12,240	588,744
		4,288,787
Residential REITs — 0.3%
Apartment Investment and Management Co., Class A	39,082	353,301
Centerspace	5,234	317,966
Elme Communities	27,978	426,944
NexPoint Residential Trust, Inc.	7,073	279,242
Veris Residential, Inc.	25,521	406,805
		1,784,258
Retail REITs — 1.5%
Acadia Realty Trust	37,873	872,594
Alexander's, Inc.	676	128,406
CBL & Associates Properties, Inc.	4,287	131,225
Curbline Properties Corp.	30,233	739,802
Getty Realty Corp. (a)	16,229	503,261
InvenTrust Properties Corp.	24,393	725,448
Macerich Co. (The)	76,033	1,579,966
Retail Opportunity Investments Corp.	39,422	688,702
Saul Centers, Inc.	3,927	143,414
SITE Centers Corp.	15,117	226,453
Tanger, Inc.	34,416	1,129,533
Urban Edge Properties	39,817	809,878
		7,678,682
Semiconductors & Semiconductor Equipment — 3.0%
Ambarella, Inc. *	12,966	994,752
Axcelis Technologies, Inc. *	10,349	703,732

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Cohu, Inc. *	15,029	344,314
Credo Technology Group Holding Ltd. *	42,647	2,986,143
Diodes, Inc. *	14,603	861,285
FormFactor, Inc. *	24,793	992,960
Ichor Holdings Ltd. *	10,541	289,456
Impinj, Inc. *	7,148	907,010
Kulicke & Soffa Industries, Inc. (Singapore)	16,803	745,213
MaxLinear, Inc. *	24,779	442,553
PDF Solutions, Inc. *	9,818	273,529
Photronics, Inc. *	19,088	438,833
Semtech Corp. *	27,254	1,824,928
SiTime Corp. *	5,857	1,195,999
SolarEdge Technologies, Inc. *	18,133	237,542
Synaptics, Inc. *	12,462	1,058,024
Ultra Clean Holdings, Inc. *	14,182	522,890
Veeco Instruments, Inc. *	17,875	453,667
Wolfspeed, Inc. * (a)	37,481	229,759
		15,502,589
Software — 8.5%
A10 Networks, Inc.	22,407	439,401
ACI Worldwide, Inc. *	33,587	1,798,584
Adeia, Inc.	34,359	441,513
Agilysys, Inc. *	7,328	661,132
Alarm.com Holdings, Inc. *	15,764	956,402
Alkami Technology, Inc. *	14,566	506,751
Amplitude, Inc., Class A *	23,843	290,408
Appfolio, Inc., Class A *	6,876	1,608,365
Appian Corp., Class A *	10,915	383,007
Asana, Inc., Class A *	28,025	598,053
AvePoint, Inc. *	28,956	543,794
Braze, Inc., Class A *	21,757	1,000,387
C3.ai, Inc., Class A *	35,262	1,105,464
Cipher Mining, Inc. *	76,601	438,924
Cleanspark, Inc. * (a)	79,769	832,788
Clear Secure, Inc., Class A	24,983	591,348
Clearwater Analytics Holdings, Inc., Class A *	48,710	1,371,674
Core Scientific, Inc. *	78,705	965,710
E2open Parent Holdings, Inc. *	58,412	153,624
Five9, Inc. *	23,437	960,683
Freshworks, Inc., Class A *	58,825	1,094,145
HashiCorp, Inc., Class A *	47,593	1,627,681
Intapp, Inc. *	13,595	969,187
InterDigital, Inc.	8,007	1,465,121
Jamf Holding Corp. *	17,548	265,150
JFrog Ltd. (Israel) *	24,932	866,636
Klaviyo, Inc., Class A *	24,902	1,145,741
Life360, Inc. *	22,406	1,024,402
LiveRamp Holdings, Inc. *	20,753	705,602
MARA Holdings, Inc. * (a)	95,573	1,752,809
Matterport, Inc. *	84,928	442,475
Meridianlink, Inc. *	7,739	148,976
N-Able, Inc. *	22,882	221,727
nCino, Inc. *	24,194	822,838
NCR Voyix Corp. *	46,023	565,623
PagerDuty, Inc. *	29,385	544,210
Progress Software Corp.	13,852	794,135
PROS Holdings, Inc. *	13,942	329,310

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Q2 Holdings, Inc. *	18,472	1,757,980
Rapid7, Inc. *	19,815	763,274
RingCentral, Inc., Class A *	24,910	867,366
Riot Platforms, Inc. * (a)	98,330	1,168,160
Rubrik, Inc., Class A *	19,569	1,433,821
SolarWinds Corp.	15,356	228,497
SoundHound AI, Inc. * (a)	101,970	1,442,875
Sprinklr, Inc., Class A *	35,240	313,988
Sprout Social, Inc., Class A *	15,648	511,220
Terawulf, Inc. * (a)	94,065	448,690
Varonis Systems, Inc. *	35,263	1,599,530
Verint Systems, Inc. *	19,681	499,504
Vertex, Inc., Class A *	15,767	910,544
Zeta Global Holdings Corp., Class A *	61,106	1,121,295
Zuora, Inc., Class A *	44,517	444,280
		43,944,804
Specialized REITs — 0.4%
Four Corners Property Trust, Inc.	30,846	846,106
Outfront Media, Inc.	44,395	816,868
Safehold, Inc.	14,607	236,780
Uniti Group, Inc.	76,103	414,761
		2,314,515
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	18,937	918,445
American Eagle Outfitters, Inc.	57,882	934,215
Boot Barn Holdings, Inc. *	9,644	1,551,237
Buckle, Inc. (The)	10,032	477,624
Caleres, Inc.	11,025	202,088
Camping World Holdings, Inc., Class A	17,956	414,604
Chewy, Inc., Class A *	51,337	2,001,116
Foot Locker, Inc. *	26,330	527,917
Guess?, Inc.	9,429	121,728
Monro, Inc.	9,538	187,326
National Vision Holdings, Inc. *	24,950	284,430
ODP Corp. (The) *	11,183	252,736
Revolve Group, Inc. *	12,199	385,244
Sally Beauty Holdings, Inc. *	33,039	359,134
Sonic Automotive, Inc., Class A	4,608	342,144
Upbound Group, Inc.	15,617	458,203
Urban Outfitters, Inc. *	17,178	952,005
Victoria's Secret & Co. *	22,338	812,210
Warby Parker, Inc., Class A *	19,519	540,871
Wayfair, Inc., Class A *	30,625	1,481,331
Winmark Corp.	918	357,644
		13,562,252
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class A	9,894	157,710
IonQ, Inc. * (a)	61,088	2,412,365
Xerox Holdings Corp.	36,666	313,128
		2,883,203
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. *	37,060	918,347
Carter's, Inc.	11,704	631,080
Figs, Inc., Class A *	40,522	230,570
G-III Apparel Group Ltd. *	12,844	400,990
Hanesbrands, Inc. *	111,392	904,503

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Kontoor Brands, Inc.	17,842	1,638,788
Levi Strauss & Co., Class A	30,580	581,937
Oxford Industries, Inc.	4,963	416,197
Steven Madden Ltd.	22,578	926,827
Wolverine World Wide, Inc.	25,333	565,686
		7,214,925
Tobacco — 0.1%
Universal Corp.	7,783	413,433
Trading Companies & Distributors — 1.1%
Boise Cascade Co.	12,621	1,592,265
Distribution Solutions Group, Inc. *	3,304	106,554
DNOW, Inc. *	33,871	504,000
Global Industrial Co.	4,239	104,746
GMS, Inc. *	12,180	1,027,261
H&E Equipment Services, Inc.	10,840	961,399
McGrath RentCorp	7,792	955,845
Willis Lease Finance Corp.	727	140,980
Xometry, Inc., Class A *	13,203	438,472
		5,831,522
Water Utilities — 0.1%
Middlesex Water Co.	5,672	287,230
SJW Group	9,304	467,340
		754,570
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	21,788	183,891
Telephone and Data Systems, Inc.	31,704	1,120,736
United States Cellular Corp. * (a)	4,654	292,271
		1,596,898
Total Common Stocks (Cost $467,946,402)		513,639,049
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Inhibrx, Inc., CVR ‡ *	10,020	1,453
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
Total Rights (Cost $29,066)		29,066
	SHARES
Short-Term Investments — 5.8%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (c) (d) (Cost $5,073,592)	5,073,592	5,073,592
Investment of Cash Collateral from Securities Loaned — 4.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d) (Cost $25,054,341)	25,054,341	25,054,341
Total Short-Term Investments (Cost $30,127,933)		30,127,933
Total Investments — 104.7% (Cost $498,103,401)		543,796,048
Liabilities in Excess of Other Assets — (4.7)%		(24,605,545)
NET ASSETS — 100.0%		519,190,503

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $22,858,283.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	47	03/21/2025	USD	5,392,310	(16,095)

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$513,639,049	$—	$— (a)	$513,639,049
Rights	—	—	29,066	29,066
Short-Term Investments
Investment Companies	5,073,592	—	—	5,073,592
Investment of Cash Collateral from Securities Loaned	25,054,341	—	—	25,054,341
Total Short-Term Investments	30,127,933	—	—	30,127,933
Total Investments in Securities	$543,766,982	$—	$29,066	$543,796,048
Depreciation in Other Financial Instruments
Futures Contracts	$(16,095)	$—	$—	$(16,095)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$19,349,471	$52,444,730	$46,739,860	$—	$—	$25,054,341	25,054,341	$222,099	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	4,153,660	7,073,693	6,153,761	—	—	5,073,592	5,073,592	51,376	—
Total	$23,503,131	$59,518,423	$52,893,621	$—	$—	$30,127,933		$273,475	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.